JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS - 92.7%(a)
Alabama - 0.0%(b)
Alabama Public School and College Authority
Series 2016-A, Rev., 4.00%, 6/1/2031	35	41

Alaska - 1.4%
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Series 2016, Rev., 5.00%, 9/1/2024	15	17
Rev., 5.25%, 9/1/2029	3,490	4,077

Total Alaska		4,094

Arizona - 0.1%
City of San Luis
Series A, Rev., AGM, 5.00%, 7/1/2025	50	60
County of Pima
Rev., 3.00%, 7/1/2023	5	5
Pima County Regional Transportation Authority
Series 2014, Rev., 5.00%, 6/1/2025	20	22
Pima County Unified School District No. 16 Catalina Foothills, School Improvement Projects
Series 2018-B, GO, 5.00%, 7/1/2028	10	13
Salt River Project Agricultural Improvement & Power District, Electric System
Series A, Rev., 5.00%, 1/1/2028	185	242
Town of Queen Creek, Excise Tax
Series 2016, Rev., 4.00%, 8/1/2026	25	30
Rev., 5.00%, 8/1/2029	10	12

Total Arizona		384

Arkansas - 0.0%(b)
City of Springdale Public Facilities Board Hospital, Arkansas Children’s Northwest Project
Series 2016, Rev., 5.00%, 3/1/2030	10	12

California - 17.9%
Briggs Elementary School District, Election of 2014
Series B, GO, 4.00%, 8/1/2030	5	6
California Health Facilities Financing Authority, Kaiser Permanente
Series 2017A, Subseries 2017A-2, Rev., 4.00%, 11/1/2038	1,000	1,183
California Infrastructure and Economic Development Bank, Bay Area Toll Bridges, First Lien
Series 2003A, Rev., AGM, 5.00%, 7/1/2022(c)	340	363
California Municipal Finance Authority, Lutheran University
Rev., 5.00%, 10/1/2029	225	285
Rev., 5.00%, 10/1/2030	225	282
Rev., 5.00%, 10/1/2031	225	281
City of Culver City, Wastewater Facilities
Series A, Rev., 4.00%, 9/1/2035	25	31
City of Los Angeles, Department of Water and Power, Power System
Series A, Rev., 5.00%, 1/1/2023(c)	15	16
Series B, Rev., 5.00%, 7/1/2031	2,100	2,382
Series A, Rev., 5.00%, 7/1/2032	2,550	3,184
Series B, Rev., 5.00%, 7/1/2032	1,925	2,181
Series D, Rev., 5.00%, 7/1/2032	3,300	3,813
Series 2019-C, Rev., 5.00%, 7/1/2034	5	7
Series A, Rev., 5.00%, 7/1/2034	710	881
City of Santa Rosa, Wastewater, Capital Appreciation
Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	4,750	4,702
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds
Series 2015A, Rev., 5.00%, 6/1/2034	4,950	5,790
Lompoc Valley Medical Center
GO, 5.00%, 8/1/2024	15	18
Long Beach Bond Finance Authority, Natural Gas
Series 2007A, Rev., 5.25%, 11/15/2021	5,000	5,200
Los Angeles Community College District, Election of 2008
Series G, GO, 4.00%, 8/1/2024(c)	145	165
Los Angeles Department of Water and Power System
Series B, Rev., 5.00%, 7/1/2029	3,580	4,511
Series 2017A, Rev., 5.00%, 7/1/2033	5,000	6,221
Los Angeles Unified School District, Headquarters Building Projects
Series B, COP, 5.00%, 10/1/2031	80	85
Sacramento Municipal Utility District Financing Authority, Cosumnes Project

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rev., 5.00%, 7/1/2028	1,290	1,557
San Francisco Bay Area Rapid Transit District, Sales Tax
Series A, Rev., 5.00%, 7/1/2025	395	476
Series A, Rev., 5.00%, 7/1/2026	225	271
San Francisco City and County, Airport Commission, San Francisco International Airport
Series 2019A, Rev., AMT, 5.00%, 5/1/2034	25	32
San Joaquin County Transportation Authority, Measure K Sales Tax
Rev., 5.00%, 3/1/2030	2,000	2,515
South Placer Wastewater Authority
Rev., 5.00%, 11/1/2024	10	12
State of California, Various Purpose
GO, 5.00%, 8/1/2030	5,370	6,357
Turlock Irrigation District, First Priority
Rev., 5.00%, 1/1/2022	10	10
Westminster School District
Series 2016, GO, 5.00%, 8/1/2030	5	6

Total California		52,823

Colorado - 0.9%
City of Aurora
COP, 5.00%, 12/1/2031	15	20
City of Greeley
COP, 4.00%, 12/1/2034	10	12
Denver Health and Hospital Authority, Healthcare
Series 2019-A, Rev., 4.00%, 12/1/2038	1,250	1,428
Series 2019-A, Rev., 4.00%, 12/1/2039	1,000	1,138
Pueblo County School District No. 70
Series 2014, COP, 3.30%, 1/15/2027	15	15

Total Colorado		2,613

Connecticut - 0.0%(b)
Town of Southington
Series 2020C, GO, 5.00%, 6/1/2028	5	7
Town of Stafford
GO, 3.00%, 8/1/2026	10	10

Total Connecticut		17

Delaware - 0.0%(b)
County of New Castle
Series 2012B, GO, 5.00%, 7/15/2021	20	20

District of Columbia - 0.8%
District of Columbia
Series 2017A, GO, 5.00%, 6/1/2029	290	369
Series 2017A, GO, 5.00%, 6/1/2030	400	507
Series 2017A, GO, 5.00%, 6/1/2031	600	760
Series 2017A, GO, 5.00%, 6/1/2032	665	841

Total District of Columbia		2,477

Florida - 3.9%
Broward County, Water and Sewer Utility
Series 2015B, Rev., 5.00%, 10/1/2030	5,000	6,038
Florida Gulf Coast University Financing Corp., Housing Project
Series 2017A, Rev., 5.00%, 8/1/2032	500	619
JEA Electric System
Series 2017B, Rev., 5.00%, 10/1/2033	4,000	4,956

Total Florida		11,613

Georgia - 1.1%
Albany-Dougherty Inner City Authority, Albany State University Projects
Rev., 5.00%, 7/1/2032	2,000	2,567
Henry County, Water & Sewerage Authority
Rev., 5.00%, 2/1/2029	125	131
Polk School District, Sales Tax
GO, 5.00%, 3/1/2025	325	388
State of Georgia
Series 2015A, GO, 5.00%, 2/1/2025	130	155

Total Georgia		3,241

Illinois - 2.0%
City of Chicago, Motor Fuel Tax
Rev., 5.00%, 1/1/2022	105	107
City of Chicago, Second Lien Waterworks Project
Rev., 5.00%, 11/1/2022	400	429
Rev., 5.00%, 11/1/2029	1,000	1,141
Du Page & Will Counties Community School District No. 204 Indian Prairie
Series A, GO, AGM-CR, FGIC, 6.25%, 12/30/2021	140	148
Illinois State Toll Highway Authority
Series A, Rev., 5.00%, 12/1/2022	3,000	3,263
Regional Transportation Authority
Series A, Rev., NATL-RE, 6.00%, 7/1/2024	750	888

Total Illinois		5,976

Indiana - 2.0%
Fort Wayne Redevelopment Authority, Harrison Square Project
Rev., 5.00%, 2/1/2026	1,110	1,262
Indianapolis Local Public Improvement Bond Bank, Stormwater Project
Series 2013D, Rev., 5.00%, 1/1/2026	4,050	4,427

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Lake Ridge School Building Corp., First Mortgage
Rev., 4.00%, 7/15/2028	125	139

Total Indiana		5,828

Iowa - 0.1%
City of Bondurant
Series 2020A, GO, 3.00%, 6/1/2029	100	113
Iowa Finance Authority, State Revolving Fund
Rev., 5.00%, 8/1/2032	20	25

Total Iowa		138

Louisiana - 1.4%
City of Alexandria, Utilities
Series 2013A, Rev., 5.00%, 5/1/2023(c)	1,250	1,385
Lafayette Public Power Authority
Rev., 5.00%, 11/1/2025	15	18
Louisiana Local Government Environmental Facilities and Community Development Authority, Bossier City Project
Rev., 5.00%, 10/1/2027	25	32
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2020A, Rev., 5.00%, 5/15/2035	650	842
Series 2020A, Rev., 5.00%, 5/15/2036	775	1,000
Series 2020A, Rev., 5.00%, 5/15/2037	500	643
St. Tammany Parish Hospital Service District No. 1
Series 2018-A, Rev., 5.00%, 7/1/2032	15	19
State of Louisiana, State Highway Improvement
Series 2013-A, Rev., 5.00%, 6/15/2023	40	45
Terrebonne Parish Recreation District No. 5
GO, 5.00%, 3/1/2027	20	25

Total Louisiana		4,009

Maryland - 0.3%
County of Howard
Series 2019-B, GO, 5.00%, 8/15/2027	15	19
County of Montgomery, Consolidated Public Improvements
Series A, GO, 4.00%, 12/1/2033	5	6
Maryland Health and Higher Educational Facilities Authority, Stevenson University Issue
Series 2021A, Rev., 4.00%, 6/1/2038	790	906

Total Maryland		931

Massachusetts - 0.9%
Commonwealth of Massachusetts
Series C, GO, AGM, 5.50%, 12/1/2022	200	220
Massachusetts Bay Transportation Authority
Series 2006-A, Rev., 5.25%, 7/1/2031	1,500	2,157
Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue
Series 2021G, Rev., 5.00%, 7/1/2036	200	265

Total Massachusetts		2,642

Michigan - 0.9%
Avondale School District
GO, Q-SBLF, 5.00%, 11/1/2027	15	19
Eastern Michigan University, Board of Regents
Series 2017A, Rev., 5.00%, 3/1/2033	1,000	1,209
Grand Rapids Public Schools, Unlimited Tax
GO, AGM, 5.00%, 11/1/2029	5	7
Lakeview School District, School Building and Site
GO, Q-SBLF, 5.00%, 5/1/2028	10	12
Onekama Consolidated Schools
GO, AGM, 4.00%, 5/1/2025	15	17
Watervliet Public Schools, School Building and Site
GO, Q-SBLF, 5.00%, 5/1/2025	10	12
Wayne-Westland Community Schools
Series 2019, GO, Q-SBLF, 4.00%, 11/1/2031	10	12
Western Michigan University, Tax Exempt
Series 2021A, Rev., AGM, 5.00%, 11/15/2034(d)	200	272
Series 2021A, Rev., AGM, 5.00%, 11/15/2035(d)	200	271
Series 2021A, Rev., AGM, 5.00%, 11/15/2036(d)	200	270
Series 2021A, Rev., AGM, 5.00%, 11/15/2037(d)	350	471

Total Michigan		2,572

Missouri - 1.1%
City of Springfield, Public Utility
Rev., 5.00%, 8/1/2022	100	107
Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Health System, Inc.
Rev., 5.00%, 11/15/2026	750	939
Rev., 5.00%, 11/15/2027	150	192
Rev., 5.00%, 11/15/2028	500	655

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rev., 5.00%, 11/15/2029	1,000	1,333

Total Missouri		3,226

Montana - 0.0%(b)
Silver Bow County School District No. 1
GO, 5.00%, 7/1/2029	5	7

Nebraska - 1.3%
Central Plains Energy Project, Gas Project, Project No. 3
Series 2017A, Rev., 5.00%, 9/1/2042	2,550	3,854

Nevada - 0.0%(b)
County of Clark, Nevada Improvement District No. 158 5.00%, 8/1/2034	10	12

New Jersey - 8.4%
County of Morris
GO, 3.00%, 2/1/2030	20	22
New Jersey Economic Development Authority, School Facilities Construction
Series PP, Rev., 5.00%, 6/15/2029	5,000	5,666
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,606
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2013AA, Rev., 5.00%, 6/15/2036	2,500	2,724
Series 2020AA, Rev., 4.00%, 6/15/2050	1,125	1,291
Series 2020AA, Rev., 5.00%, 6/15/2050	1,000	1,245
New Jersey Turnpike Authority
Series 2017B, Rev., 4.00%, 1/1/2035	5	6
State of New Jersey, Covid-19 Emergency Bonds
Series 2020A, GO, 5.00%, 6/1/2029	5,000	6,557
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2027	2,800	3,574
Township of Branchburg
GO, 3.00%, 9/1/2028	40	45

Total New Jersey		24,736

New Mexico - 0.0%(b)
State of New Mexico Severance Tax Permanent Fund
Series 2018A, Rev., 5.00%, 7/1/2022	25	27

New York - 20.4%
Battery Park City Authority
Series 2019 B, Rev., 5.00%, 11/1/2039	3,010	3,989
City of New York, Fiscal Year 2018
Series 2018-1, GO, 5.00%, 8/1/2030	20	25
Corning City School District
Series 2016, GO, 5.00%, 6/15/2021	15	15
County of St. Lawrence
GO, AGM, 3.00%, 5/15/2034	10	11
County of Suffolk
Series B, GO, AGM, 4.00%, 10/15/2024	50	57
Series B, GO, AGM, 5.00%, 10/15/2026	25	31
East Moriches Union Free School District
GO, AGM, 3.13%, 7/1/2029	25	27
Hudson Yards Infrastructure Corp., Second Indenture, Fiscal Year 2017
Series A, Rev., 5.00%, 2/15/2033	1,500	1,832
Series A, Rev., 5.00%, 2/15/2034	40	49
Island Park Union Free School District
Series 2019, GO, 4.00%, 7/15/2033	40	47
Long Island Power Authority
Series 2019-A, Rev., 3.00%, 9/1/2036	10	11
Metropolitan Transportation Authority
Series 2015F, Rev., 5.00%, 11/15/2025	15	18
Subseries C-1, Rev., 5.25%, 11/15/2028	5,000	5,913
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series FF, Rev., 5.00%, 6/15/2031	3,000	3,596
New York City Transitional Finance Authority Building Aid, Fiscal Year 2019
Series S-2A, Rev., 5.00%, 7/15/2032	40	51
New York Convention Center Development Corp., Subordinated Lien
Series 2016B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,000	3,877
New York State Dormitory Authority
Series 2018A, Rev., 5.00%, 10/1/2030	875	1,061
Series 2018A, Rev., 5.00%, 7/1/2038	3,500	4,435
New York State Dormitory Authority, State Sales Tax
Series 2017-A, Rev., 5.00%, 3/15/2028	5	6
Series 2014A, Rev., 5.00%, 3/15/2033	1,000	1,143

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution
Series 2017A, Rev., 5.00%, 6/15/2027	3,500	4,518
Series 2017A, Rev., 5.00%, 6/15/2028	2,000	2,581
New York State Thruway Authority
Series J, Rev., 5.00%, 1/1/2025	5	6
New York State Thruway Authority, Junior Lien
Series 2016-A, Rev., 5.00%, 1/1/2025	25	29
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2017C, Rev., 5.00%, 3/15/2027	5,475	6,973
Port Authority of New York & New Jersey, Consolidated
Series 194, Rev., 5.00%, 10/15/2041	6,500	7,716
Rensselaer City School District
Series 2016, COP, AGM, 5.00%, 6/1/2028	400	490
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series A, Rev., 5.00%, 10/15/2031	1,890	2,210
Syracuse Industrial Development Agency, School District
Series 2019-A, Rev., 4.00%, 5/1/2034	10	12
Utility Debt Securitization Authority
Series 2013TE, Rev., 5.00%, 12/15/2028	4,000	4,545
Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,763
Village of Stewart Manor, Public Improvement
GO, 5.00%, 8/1/2026	20	25
GO, 4.00%, 8/1/2028	20	25
Wellsville Central School District
GO, AGM, 5.00%, 6/15/2023	20	22
West Genesee Central School District
Series 2013-A, GO, 3.00%, 6/15/2021	15	15

Total New York		60,124

North Carolina - 0.6%
City of Sanford, Enterprise System
Rev., 5.00%, 6/1/2031	570	753
Mecklenburg County Public Facilities Corp.
Rev., 5.00%, 2/1/2026	10	12
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien
Rev., AGM, 5.00%, 1/1/2029	700	854
University of North Carolina at Greensboro
Rev., 4.00%, 4/1/2035	10	12

Total North Carolina		1,631

Ohio - 0.5%
State of Ohio, Capital Facilities Lease Appropriation
Series 2018A, Rev., 5.00%, 4/1/2028	1,020	1,327

Oklahoma - 1.4%
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2022	250	269
Rev., 5.00%, 10/1/2023	180	202
Rev., 5.00%, 10/1/2025	500	604
Rev., 5.00%, 10/1/2026	500	623
Oklahoma Turnpike Authority, Turnpike System, Second Senior
Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,383

Total Oklahoma		4,081

Oregon - 1.3%
City of Portland, Second Lien Sewer System
Series B, Rev., 4.00%, 10/1/2036	2,180	2,406
County of Marion
GO, AMBAC, 5.50%, 6/1/2023	100	113
Linn & Benton Counties, School District No. 8J, Greater Albany
GO, 5.00%, 6/15/2030	500	633
Tri-County Metropolitan Transportation District of Oregon
Series 2017-A, Rev., 5.00%, 10/1/2023	50	56
Washington Counties, Hillsborough School District No. 1J
GO, 5.00%, 6/15/2027	570	732

Total Oregon		3,940

Pennsylvania - 3.2%
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2027	350	413
Rev., 5.00%, 11/1/2028	450	521
Rev., 5.00%, 11/1/2029	150	172
Rev., 5.00%, 11/1/2030	150	172
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	500	575
Rev., 5.00%, 6/1/2025	630	751
Rev., 5.00%, 6/1/2026	380	468
Rev., 5.00%, 6/1/2027	500	633

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rev., 5.00%, 6/1/2028	880	1,139
Rev., 5.00%, 6/1/2029	380	488
County of Lancaster
Series 2016-A, GO, 4.00%, 5/1/2026	15	17
County of Montgomery Higher Education and Health Authority, Thomas Jefferson University
Series 2018A, Rev., 4.00%, 9/1/2043	2,000	2,249
Fairview School District
Series A, GO, 4.00%, 2/1/2028	10	11
Sayre Health Care Facilities Authority, Guthrie Health Issue
Rev., (ICE LIBOR USD 3 Month + 0.78%), 0.93%, 3/1/2021(e)	1,895	1,899
Township of Lower Paxton
Series 2020A, GO, 4.00%, 4/1/2032	15	19

Total Pennsylvania		9,527

Rhode Island - 0.0%(b)
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax
Series 2016A, Rev., 5.00%, 10/1/2029	10	12

South Carolina - 0.0%(b)
City of Charleston, Waterworks & Sewer System
Rev., 5.00%, 1/1/2028	15	18
Spartanburg County Tourist Public Facilities Corp.
COP, 4.00%, 4/1/2028	10	12

Total South Carolina		30

Tennessee - 3.6%
Metropolitan Government Nashville and Davidson County Health and Educational Facilities, The Blakeford at Green Hills Corp.
Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,361
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2034	130	172
Tennessee Energy Acquisition Corp., Gas Project
Rev., 4.00%, 11/1/2025(f)	8,000	9,225

Total Tennessee		10,758

Texas - 10.7%
Bexar County Hospital District
GO, 4.00%, 2/15/2035	10	11
City of Houston, Combined Utility System, Junior Lien
Series A, Rev., AGM, 5.75%, 12/1/2032(c)	5,550	8,508
City of Houston, Public Improvement
Series 2014A, GO, 5.00%, 3/1/2030	4,000	4,541
City of Portland
GO, 3.00%, 8/15/2029	100	114
County of El Paso
GO, 5.00%, 2/15/2032	1,490	1,850
Crandall Independent School District
Series 2012A, GO, PSF-GTD, Zero Coupon, 8/15/2026	2,140	1,851
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Series 2020A, Rev., 5.00%, 5/15/2035	1,000	1,337
Series 2020A, Rev., 5.00%, 5/15/2036	1,000	1,334
North Texas Tollway Authority System, First Tier
Series 2017A, Rev., 5.00%, 1/1/2026	200	218
Series 2017A, Rev., 5.00%, 1/1/2027	550	671
Series 2017A, Rev., 5.00%, 1/1/2030	360	434
Series 2017A, Rev., 5.00%, 1/1/2035	600	735
North Texas Tollway Authority System, Second Tier
Series 2017B, Rev., 5.00%, 1/1/2026	150	163
Series 2017B, Rev., 5.00%, 1/1/2027	300	366
Series 2017B, Rev., 5.00%, 1/1/2030	400	482
San Jacinto College District, Limited Tax
Series 2019-A, GO, 5.00%, 2/15/2029	120	160
Trinity River Authority, Walker-Calloway System
Rev., 5.00%, 2/1/2026	275	337
Rev., 5.00%, 2/1/2027	290	365
Rev., 5.00%, 2/1/2028	305	394
Rev., 5.00%, 2/1/2029	320	411
Rev., 5.00%, 2/1/2030	340	433
Rev., 5.00%, 2/1/2031	355	450
Tyler Independent School District
GO, PSF-GTD, 5.00%, 2/15/2028	175	221
University of Texas System (The), Board of Regents, Financing System
Series 2014B, Rev., 5.00%, 8/15/2026	5,000	6,284

Total Texas		31,670

Utah - 0.6%
University of Utah (The)
Series 2019-A, Rev., 5.00%, 8/1/2035	500	660

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utah Infrastructure Agency Telecommunications and Franchise Tax
Rev., 4.00%, 10/15/2025(c)	250	293
Weber Basin Water Conservancy District
Series 2017B, Rev., 5.00%, 10/1/2030	250	319
Series 2017B, Rev., 5.00%, 10/1/2031	470	598

Total Utah		1,870

Virginia - 0.6%
Henrico County Economic Development Authority, Westminster Canterbury Richmond
Rev., 4.00%, 10/1/2040	330	369
Virginia Small Business Financing Authority, The Obligated Group of National Senior Campuses, Inc.
Series 2020A, Rev., 5.00%, 1/1/2034	1,200	1,474

Total Virginia		1,843

Washington - 5.0%
Energy Northwest
Rev., 5.00%, 7/1/2026	10	12
Port of Seattle, Intermediate Lien
Series 2015B, Rev., 5.00%, 3/1/2033	3,750	4,252
Series 2015B, Rev., 5.00%, 3/1/2034	1,000	1,132
State of Washington
Series R-2018C, GO, 5.00%, 8/1/2034	900	1,142
Washington Health Care Facilities Authority, Providence St. Joseph Health
Series 2018B, Rev., 5.00%, 10/1/2025	1,250	1,513
Series 2018B, Rev., 5.00%, 10/1/2026	1,500	1,873
Series 2018B, Rev., 5.00%, 10/1/2027	2,500	3,207
Washington State Housing Finance Commission, Rockwood Retirement Communities Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 1/1/2041(g)	1,415	1,500

Total Washington		14,631

Wisconsin - 0.3%
Public Finance Authority, The Carmelite System, Inc., Obligated Group
Rev., 3.25%, 1/1/2029	860	939

TOTAL MUNICIPAL BONDS (Cost $248,912)		273,676

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS - 3.2%

INVESTMENT COMPANIES - 3.2%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.03%(h)(i)(Cost $9,299)	9,293	9,299

Total Investments - 95.9% (Cost $258,211)		282,975
Other Assets Less Liabilities - 4.1%		12,143

Net Assets - 100.0%		295,118

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
USD	United States Dollar

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Security is prerefunded or escrowed to maturity.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2021.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2021.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of January 31, 2021.

Centrally Cleared Inflation-linked swap contracts outstanding as of January 31, 2021 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)($)
CPI-U at termination	1.74% at termination	Receive	11/3/2025	USD 3,830	111
CPI-U at termination	1.78% at termination	Receive	11/3/2025	USD 3,031	82
CPI-U at termination	1.79% at termination	Receive	11/4/2025	USD 7,657	204
CPI-U at termination	1.78% at termination	Receive	11/23/2025	USD 3,200	87
CPI-U at termination	1.80% at termination	Receive	11/5/2025	USD 10,346	266
CPI-U at termination	1.80% at termination	Receive	11/12/2025	USD 15,401	399
CPI-U at termination	1.84% at termination	Receive	11/13/2025	USD 81,075	1,929
CPI-U at termination	2.26% at termination	Receive	1/28/2026	USD 16,076	23
CPI-U at termination	2.27% at termination	Receive	1/11/2031	USD 5,805	42
CPI-U at termination	2.27% at termination	Receive	1/28/2026	USD 8,617	8
CPI-U at termination	2.28% at termination	Receive	1/11/2031	USD 22,740	136
CPI-U at termination	2.28% at termination	Receive	1/22/2026	USD 54,369	21
CPI-U at termination	2.29% at termination	Receive	1/26/2026	USD 6,435	–	(b)
CPI-U at termination	2.34% at termination	Receive	2/2/2031	USD 1,286	–

					3,308

CPI-U at termination	2.29% at termination	Receive	2/1/2026	USD 10,150	(2)

					3,306

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a) Value of floating rate index at January 31, 2021 was 2.62%

(b) Amount rounds to less than one thousand.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$–	$273,676	$–	$273,676
Short-Term Investments
Investment Companies	9,299	–	–	9,299

Total Investments in Securities	$9,299	$273,676	$–	$282,975

Appreciation in Other Financial Instruments
Swaps	$–	$3,308	$–	$3,308

Depreciation in Other Financial Instruments
Swaps	$–	$(2)	$–	$(2)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.03%(a)(b)	$6,610	$27,681	$24,992	$—	(c)	$—	(c)	$9,299	9,293	$1	$—	(c)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including inflation-linked swaps, to manage inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.